Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock options activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	300,000	$0.0001	2.5	$—
Granted as incentives	342,466	$0.146	4.5	$—
Granted pursuant to employment agreement (see Note 8)	800,000	$0.2000	9.6	$—
Forfeited	—	—	—	—
Balance Outstanding, June 30, 2022	1,442,466	$0.1500	7.5	$—
Exercisable, June 30, 2022	600,000	$0.1000	5.8	$6,030

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2019	300,000	$0.0001	4.5	$104,970
Granted/Issued/ Forfeited	—	—	—	—
Balance Outstanding, December 31, 2020	300,000	0.0001	3.5	127,290
Granted/Issued/ Forfeited	—	—	—	—
Balance Outstanding, December 31, 2021	300,000	$0.0001	2.5	$42,870
Exercisable, December 31, 2021	300,000	$0.0001	2.5	$42,870

Schedule of warrant activities
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2021	17,353,987	$0.31	4.1	$—
Granted/Forfeited	—	—	—	—
Balance Outstanding, June 30, 2022	17,353,987	$0.31	3.6	$—
Exercisable, June 30, 2022	17,353,987	$0.31	3.6	$—

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2019	2,225,000	$0.20	4.80	$337,750
Forfeited	(2,225,000)	0.20	—	—
Balance Outstanding, December 31, 2020	—	—	—	—
Granted	17,353,987	0.31	4.12	—
Balance Outstanding, December 31, 2021	17,353,987	$0.31	4.12	$—
Exercisable, December 31, 2021	17,353,987	$0.31	4.12	$—